Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]
The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

	Assets / (liabilities)
	March 31, 2019	March 31, 2018
Recognized deferred tax assets / (liabilities)
Deductible temporary difference
Property, Plant and Equipment	272,291	294,626
	272,291	294,626
Taxable temporary difference
Intangible assets	(146,703)	(148,106)
Finance Lease obligations	(125,588)	(146,520)
	(272,291)	(294,626)

Unused Tax credits
Mat Credit Entitlement	236,046
Net deferred tax asset (liability) recognised in Balance Sheet	236,046	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Movement in temporary differences during the year

	Balance as at April 1, 2017	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2018	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2019
Property, plant and equipment	259,470	35,156	-	294,626	(22,335)	-	272,291
Intangible assets	(127,280)	(20,826)	-	(148,106)	1,403	-	(146,703)
Finance Lease obligations	(132,190)	(14,330)	-	(146,520)	20,932	-	(125,588)
	-	-	-	-	-	-	-

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As at March 31, 2019	As at March 31, 2018
Deductible temporary differences	518,305	251,989
Unrecognized tax losses	117,818	536,815
	636,123	788,804

Disclosure of income tax [text block]
Income tax expense recognized in profit or loss

	March 31, 2019	March 31, 2018	March 31, 2017
Current tax expense / (benefit)
Current period	238,658	194	698

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	-	-	-
MAT credit entitlement	(236,046)	-	-

Total income tax expense / (benefit)	2,612	194	698

Disclosure of Effective Income Tax provision Reconciliation [text block]
A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Profit before income taxes	1,071,315	923,595	643,097
Enacted tax rates in India	34.94%	34.61%	34.61%
Computed expected tax expense / (benefit)	374,360	319,638	222,563
Effect of:
Share based payment expense not deductible for tax purposes	411	1,609	2,919
Unrecognised deferred tax assets on losses incurred during the year (net of temporary differences, if any)		-	-
Unrecognized deferred tax asset on temporary differences	48,395	26,086	(20,812)
Difference on account differential tax rates in different jurisdictions	(1,924)	(201)	(723)
Expenses/income not taxable	-	(860)	(2,562)
Recognition of previously unrecognized tax losses	(418,630)	(346,078)	(200,687)
	2,612	194	698